UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-21909

SCOTTISH WIDOWS INVESTMENT PARTNERSHIP TRUST

(Exact name of registrant as specified in charter)
Two Avenue de Lafayette, 6th Floor
Boston, Massachusetts 02111

(Address of principal executive offices)(Zip code)
The Corporation Trust Company
1209 Orange Street
Wilmington, Delaware 19801
(Name and Address of Agent for Service)
With copies to:

Scottish Widows Investment Partnership Ltd. Edinburgh One, Morrison Street Edinburgh EH3 8BE Scotland	Geoffrey R. T. Kenyon, Esq. Goodwin Procter LLP Exchange Place 53 State Street Boston, Massachusetts 02109
Registrant’s telephone number, including area code: (617) 662-3968
Date of fiscal year end: September 30
Date of reporting period: September 30, 2007

Item 1. Report to Shareholders.

Scottish Widows Investment Partnership Trust
Global Emerging Markets Fund

Annual Report for Period Ending September 30, 2007

Table of Contents

Page

2	Management Discussion and Analysis
3	Performance Overview
4	Information About Your Fund’s Expenses
5	Investment Overview
6	Schedule of Investments
7	Statement of Assets and Liabilities
8	Statement of Operations
9	Statement of Changes in Net Assets
10	Financial Highlights
11	Notes to Financial Statements
15	Report of Independent Registered Public Accounting Firm
16	Other Information
17	Trustees and Officers Information

Scottish Widows Investment Partnership Trust
Global Emerging Markets Fund

Management Discussion and Analysis
September 30, 2007 (unaudited)

Dear Shareholder,

Emerging markets equities turned in a strong performance during the period under review, with the recent turmoil that enveloped global financial markets having only a fleeting impact on the asset class. In reality, there was some significant stock market volatility, but each dip was followed by a stronger rebound. Boosted by its red-hot economy, China once again led the way, with the other economic powerhouse in the region, India, also producing a very strong performance.

The Fund’s performance lagged its benchmark over the period under review, but it still produced a very strong return. Since the Fund’s launch date on October 16, it has returned 41.00% in dollar terms, compared to the benchmark return of 52.58%.

Perhaps not surprisingly, Chinese stocks made some of the strongest contributions to the Fund. Companies such as CNOOC, an oil company, and Ping An Insurance made particularly large gains during the latter part of the period. CVRD, a Brazilian mining company also performed well, benefiting from high commodity prices. Resource-rich Brazil remains one of our favoured countries. Not only is the high price of commodities boosting its economy, but massive infrastructure spending and falling interest rates are also having a very positive effect.

On the downside, the Fund’s exposure to the Russian market had a negative effect. In particular, stocks in the energy sector, including Lukoil and Transneft, underperformed. However, we remain confident that the prospects for these companies are still positive and we have maintained our holdings. The other major laggard within the portfolio was South African financial group FirstRand. Rising interest rates and a fall in the value of the South African rand were the major factors behind its underperformance. In terms of sectors, the Fund continues to have a comparatively high level of exposure to the financial sector.

Looking ahead, the dramatic rise in the Chinese market and other indices has inevitably prompted further speculation about a stock market bubble and whether current share price ratings are justified. The strength of the market has certainly been quite surprising and the level of enthusiasm investors have shown has made much of the market look expensive on most valuation measures. While we remain positive in our outlook, factors such as the sharp rise in Chinese share prices and a slowing global economy warrant a degree of caution.

Information in this shareholder report regarding market or economic trends or the factors influencing the Fund’s historical or future performance reflects the opinions of management as of the date of this report. These statements should not be relied upon for any other purpose.

Scottish Widows Investment Partnership Trust
Global Emerging Markets Fund

Performance Overview
September 30, 2007 (unaudited)

Comparison of Changes in Value of $10,000 Investment in
Global Emerging Markets Fund and Morgan Stanley Capital International (MSCI®)
Emerging Markets (EM®) Index.(a)

Total Returns(a) for the Period Ended September 30, 2007

Since Inception(b)

Global Emerging Markets Fund	41.00%
MSCI EM Index	52.58%

(a)	Certain expenses of the Fund have been waived or reimbursed by the Fund’s Advisor; without such waiver/reimbursement of expenses, the Fund’s returns would have been lower. The Fund’s current prospectus fee table shows the portfolio’s total annual operating expense ratio as 2.47%. The gross expense ratio for the period ended September 30, 2007 was 42.69%. Total return for period of less than one year is not annualized.

The performance quoted represents past performance. Current performance may be lower or higher than the performance quoted. Past performance is not indicative, nor a guarantee, of future results; the investment return, and principal value of the Fund will fluctuate, so that an investor’s shares in the Fund, when redeemed, may be worth more or less than their original cost. No single period of any length may be taken as typical of what may be expected in future periods. To obtain performance to the most recent month-end, call 1-800-893-2073 or visit www.swip-us.com

The performance data of the Index has been prepared from sources and data that the Advisor believes to be reliable, but no representation is made as to its accuracy. The MSCI EM Index is comprised of emerging market securities in countries open to non-local investors. The Index is unmanaged, has no fees or costs and is not available for direct investment.

(b)	The Fund’s inception date was October 16, 2006.

Scottish Widows Investment Partnership Trust
Global Emerging Markets Fund

Information About Your Fund’s Expenses
September 30, 2007 (unaudited)

Expense Example

As a shareholder in the Fund, you incur ongoing costs, including management fees and other operating expenses. The example below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the six month period from April 1, 2007 through September 30, 2007, and held for the entire period.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholders reports of the other funds.

				Annualized
			Expenses Paid	Expense Ratio
	Beginning	Ending	During Period(a)	During Period
	Account Value	Account Value	April 1, 2007 to	April 1, 2007 to
Global Emerging Markets Fund Shares	April 1, 2007	September 30, 2007	September 30, 2007	September 30, 2007

Actual	$1,000.00	$1,225.00	$8.37	1.50%
Hypothetical (Assumes 5% Return Before Expenses)	$1,000.00	$1,017.55	$7.59	1.50%

(a)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Scottish Widows Investment Partnership Trust
Global Emerging Markets Fund

Investment Overview
September 30, 2007 (unaudited)

Top Ten Holdings(a)

		Percent of
Description	Market Value	Net Assets

Petróleo Brasileiro S.A. (ADR)	$952,384	8.0%
Companhia Vale do Rio Doce (ADR)	657,195	5.5
Ping An Insurance Co. of China, Ltd.	650,658	5.5
Gazprom (ADR)	596,938	5.0
Samsung Electronics Co., Ltd. (GDR)	549,062	4.6
LUKOIL (ADR)	470,429	4.0
CNOOC, Ltd.	415,593	3.5
Kookmin Bank (ADR)	393,552	3.3
Banco Itaú Holding Financeira S.A.	372,019	3.1
African Bank Investments, Ltd.	330,729	2.8

Total		45.3%

Portfolio Composition(b) (as a percentage of Net Assets)

(a)	The top ten holdings are subject to change.

(b)	The sector classifications presented are based on the sector categorization methodology of the Advisor. These classifications are broadly defined.

Scottish Widows Investment Partnership Trust
Global Emerging Markets Fund

Schedule of Investments
September 30, 2007

Number		Market
of Shares		Value

Common Stocks - 83.4%
Brazil - 21.8%
23,100	Companhia Vale do Rio Doce (ADR)	$657,195
17,205	Gafisa S.A.	289,566
18,800	Localiza Rent a Car S.A.	191,795
14,720	Petróleo Brasileiro S.A. (ADR)	952,384
6,900	Tam S.A. (ADR)	189,060
2,367	Unibanco - Uniao de Bancos Brasileiros S.A. (GDR)	311,379

		2,591,379

Hong Kong - 9.6%
1,456,400	China LotSynergy Holdings, Ltd.(a)	166,738
15,900	China Mobile, Ltd.	260,165
96,718	China Resources Power Holdings Co., Ltd.	299,217
247,000	CNOOC, Ltd.	415,593

		1,141,713

Hungary - 0.2%
118	Richter Gedeon Nyrt. (GDR)	25,104

Malaysia - 1.0%
53,300	Genting Berhad	125,918

Mexico - 4.8%
3,500	América Móvil SAB de C.V., Series L (ADR)	224,000
54,930	Corporación GEO S.A. de C.V., Series B(a)	241,016
4,200	Grupo Televisa S.A. de C.V. (ADR)	101,514

		566,530

Netherlands - 1.1%
2,162	Zentiva NV (GDR)	129,720

People’s Republic of China - 5.5%
47,140	Ping An Insurance Co. of China, Ltd.	650,658

Russia - 15.2%
7,700	Comstar United Telesystems (GDR)	99,715
13,536	Gazprom (ADR)	596,938
5,661	LUKOIL (ADR)	470,429
824	MMC Norilsk Nickel (ADR)	224,128
3,810	Mobile TeleSystems (ADR)	264,071
34,972	Sberbank	145,833

		1,801,114

Singapore - 1.0%
106,000	Petra Foods, Ltd.	114,884

South Africa - 8.7%
72,772	African Bank Investments, Ltd.	330,729
85,780	FirstRand, Ltd.	275,171
7,340	Impala Platinum Holdings, Ltd.	255,701
3,921	Sasol	168,467

		1,030,068

South Korea - 7.9%
4,800	Kookmin Bank (ADR)	393,552
1,750	Samsung Electronics Co., Ltd. (GDR)(b)	549,062

		942,614

Taiwan - 6.6%
7,104	AU Optronics Corp. (ADR)	120,200
27,000	Delta Electronics, Inc.	104,658
21,578	Hon Hai Precision Industry Co., Ltd. (GDR)	320,433
10,403	Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	105,278
71,119	Wistron Corp.	128,574

		779,143

Total Common Stocks (Cost $8,632,931)		9,898,845

Preferred Stocks - 5.4%
Brazil - 3.1%
7,400	Banco Itaú Holding Financeira S.A.	372,019

Russia - 2.3%
147	Transneft	266,070

Total Preferred Stocks (Cost $544,166)		638,089

Warrants - 8.6%
India - 8.6%
5,521	Bharti Airtel, Ltd. (expires 3/17/11)(a)	131,024
5,069	Housing Development Finance Corp., Ltd. (expires 1/18/11)(a)	323,012
10,508	Satyam Computer Services, Ltd. (expires 3/12/10)(a),(b)	117,093
8,475	Tata Consultancy Services, Ltd. (expires 8/24/09)(a)	225,816
11,495	Tata Motors, Ltd. (expires 1/08/09)(a)	224,745

Total Warrants (Cost $876,095)		1,021,690

Total Investments - 97.4% (Cost $10,053,192)		$11,558,624
Other Assets, Less Liabilities - 2.6%		310,605

Total Net Assets - 100.0%		$11,869,229

(a)  Non-income producing security.

(b)	Pursuant to Rule 144A under the Securities Act of 1933, these securities may only be traded among “qualified institutional buyers.” At September 30, 2007, the aggregate market value of these securities amounted to $666,155 or 5.6% of net assets. The Advisor has deemed these securities to be liquid.

ADR American Depositary Receipt
GDR Global Depositary Receipt

See accompanying notes to financial statements.

Scottish Widows Investment Partnership Trust
Global Emerging Markets Fund

Statement of Assets and Liabilities
September 30, 2007

Assets
Investments in securities, at value (cost $10,053,192)	$11,558,624
Foreign currency, at value (cost $402,171)	408,163
Receivable for investments sold	245,390
Receivable from Advisor	80,806
Dividends receivable	2,940

Total Assets	12,295,923

Liabilities
Payable for investments purchased	144,104
Amount due to custodian	123,476
Audit and tax fee payable	60,457
Administration fee payable	27,512
Trustees’ fees payable	21,642
Advisory fee payable	7,269
Accrued expenses	42,234

Total Liabilities	426,694

Net Assets	$11,869,229

Composition of Net Assets
Capital stock, at par	$842
Additional paid-in capital	10,249,142
Accumulated undistributed net investment income	7,790
Accumulated net realized gain on investment and foreign currency transactions	99,563
Net unrealized appreciation/(depreciation) on:
Investments	1,505,432
Foreign currency denominated assets and liabilities	6,460

Net Assets	$11,869,229

Net asset value per share, unlimited shares of capital stock authorized, $0.001 par value, 841,993 shares outstanding	$14.10

See accompanying notes to financial statements.

Scottish Widows Investment Partnership Trust
Global Emerging Markets Fund

Statement of Operations
For the Period Ended September 30, 2007(a)

Income
Dividends (net of foreign withholding taxes of $501)	$23,913
Interest	6,990

Total investment income	30,903

Expenses
Administration fees	158,732
Transfer agent and shareholder servicing fees	89,092
Trustees’ fees and expenses	72,803
Audit and tax fees	65,457
Custodian fees	64,716
Legal fees	59,577
Shareholder reports	17,500
Advisory fees	12,940
Registration fees	10,161
Other expenses	1,073

Total expenses	552,051

Less: Advisory fees waived and expenses reimbursed	(532,638)

Net expenses	19,413

Net investment income	11,490

Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency Transactions
Net realized gain/(loss) on:
Investment transactions	99,562
Foreign currency transactions	(3,715)
Net change in unrealized appreciation/(depreciation) of:
Investments	1,505,432
Foreign currency denominated assets and liabilities	6,460

Net realized and unrealized gain on investment and foreign currency transactions	1,607,739

Net increase in net assets resulting from operations	$1,619,229

(a) Commencement of operations was October 16, 2006.

See accompanying notes to financial statements.

Scottish Widows Investment Partnership Trust
Global Emerging Markets Fund

Statement of Changes in Net Assets
For the Period Ended September 30, 2007(a)

Operations
Net investment income	$11,490
Net realized gain on investment and foreign currency transactions	95,847
Net change in unrealized appreciation/(depreciation) of investments and foreign currency denominated assets and liabilities	1,511,892

Net increase in net assets resulting from operations	1,619,229

Capital Stock Transactions
Net proceeds from shares issued in offering	250,000
Net proceeds from sales	10,000,000

Net increase in net assets from capital stock transactions	10,250,000

Total increase in net assets	11,869,229

Net Assets
Beginning of period	-

End of period (including undistributed net investment income of $11,490)	$11,869,229

Share Transactions
Shares outstanding at beginning of period	-

Shares issued in offering	25,000
Shares sold	816,993

Net increase	841,993

Shares outstanding at end of period	841,993

(a)	Commencement of operations was October 16, 2006.

See accompanying notes to financial statements.

Scottish Widows Investment Partnership Trust
Global Emerging Markets Fund

Financial Highlights
For the Period Ended September 30, 2007(a)

Selected Data for a Share of Capital Stock Outstanding Throughout the Period

Net asset value, beginning of period	$10.00

Income from investment operations
Net investment income(b)(c)	0.10
Net realized and unrealized gain on investments and foreign currency transactions	4.00

Net increase in net asset value from operations	4.10

Net asset value, end of period	$14.10

Total Return
Total investment return based on net asset value(d)	41.00%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$11,869
Ratios to average net assets:
Expenses net of waivers/reimbursements	1.50	%(e)
Expenses before waivers/reimbursements	42.69	%(e)(f)
Net investment income	0.89	%(e)
Portfolio turnover rate	60	%(g)

(a)	Commencement of operations was October 16, 2006.

(b)	Calculated using the average shares outstanding method.

(c)	Net of fees and expenses waived by the Advisor.

(d)	Certain expenses of the Fund have been waived by the Fund’s Advisor; without such waiver of expenses, the Fund’s returns would have been lower. Total investment return calculated for a period of less than one year is not annualized.

(e)	Annualized.

(f)	Due to the size of net assets and fixed expenses, ratio may appear disproportionate.

(g)	Not annualized.

See accompanying notes to financial statements.

Scottish Widows Investment Partnership Trust
Global Emerging Markets Fund

Notes to Financial Statements
September 30, 2007

NOTE A: Organization

Scottish Widows Investment Partnership Trust (the “Trust”) was incorporated in Delaware on June 2, 2006 and is registered under the Investment Company Act of 1940 as an open-end management investment company which commenced operations on October 16, 2006. The Global Emerging Markets Fund (the “Fund”) is a series of the Trust and is currently the only offering of the Trust, offering a single class of shares. The Fund is a non-diversified open-end mutual fund and is sold without an initial or contingent deferred sales charge. The Fund is subject to a redemption fee of 2.00% for shares redeemed within 90 calendar days of purchase. Additional information regarding some of the items discussed in these Notes to Financial Statements is contained in the Fund’s Statement of Additional Information, which is available upon request. Organizational and offering expenses of the Fund of approximately $611,500 incurred prior to the offering of the Fund’s shares, were absorbed by Scottish Widows Investment Partnership Limited (“the Advisor”), which will not seek reimbursement from the Fund for these expenses.

NOTE B: Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Fund in preparation of its financial statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts. Actual results may differ from estimates.

1.	Security Valuation

Securities traded on a recognized stock exchange or market are valued at the last reported sales price or at the official closing price if such price is deemed to be representative of value at the close of such exchange on which the securities are principally traded. If no sale is reported at that time, the average between the closing bid and asked price (the “Calculated Mean”) is used. The value of a foreign security is determined in its national currency as of the normal close of trading on the foreign exchange or over-the-counter market (“OTC”) in which it is primarily traded or as of the close of regular trading on the New York Stock Exchange (“NYSE”), The NASDAQ Stock Market, Inc. (“NASDAQ”) or other U.S. exchanges or markets, if that is earlier, and that value is then converted into the U.S. dollar equivalent at the foreign exchange rate in effect on the day the value of the foreign security is determined.

A debt security normally is valued on the basis of the last updated sale price or a market value from a pricing service that takes into account appropriate valuation factors or by obtaining a direct written broker-dealer quotation from a dealer who has made a market in the security. Interest bearing commercial paper which is purchased at par will be valued at par. Money market instruments purchased with an original or remaining maturity of 60 days or less maturing at par are valued at amortized cost, which the Board of Trustees (the “Board”) believes approximates market value.

Options, futures contracts, and options on futures contracts are valued at the last reported sale price on the exchange on which they are principally traded, if available, and otherwise are valued at the last reported sale price on the other exchange(s). If there were no reported sales on any exchange, the option shall be valued at the Calculated Mean, if possible.

Securities and other assets for which market prices are not readily available are priced at a “fair value” as determined by the Advisor in accordance with procedures approved by the Board. Trading in securities on many foreign securities exchanges is normally completed before the close of regular trading on the NYSE. Trading on foreign exchanges may not necessarily take place on all days on which there is regular trading on the NYSE, or may take place on days on which there is no regular trading on the NYSE. If events materially affecting the value of the Fund’s securities occur between the time when a foreign exchange closes and the time when the Fund’s net asset value is calculated, such securities may be valued at fair value as determined by the Advisor in accordance with procedures approved by the Board. The Board has adopted procedures for valuing the Fund’s securities. Securities are fair valued according to methodologies adopted by the Board in advance or as determined by the Valuation Committee of the Board. Any securities that are fair valued will be reviewed by the Board at the next regularly scheduled quarterly meeting of the Board.

Securities are valued (and net asset value per share is determined) as of the close of regular trading on the NYSE (normally 4:00 p.m., Eastern Time) on each day the NYSE is open for trading.

2.	Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the prevailing rates of exchange. Purchases and sales of Fund securities are translated into U.S. dollars at rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

The effect of changes in foreign currency exchange rates on securities and derivative instruments are not segregated in the Statement of Operations from the effects of changes in market prices of those securities and derivative instruments, but are included with net realized and

Scottish Widows Investment Partnership Trust
Global Emerging Markets Fund

Notes to Financial Statements (continued)
September 30, 2007

unrealized gain (loss) on securities and derivative instruments. Accordingly, net realized gain (loss) on foreign currency transactions represents net foreign currency gain (loss) from forward currency contracts, disposition of foreign currencies, currency gain (loss) realized between the trade and settlement dates on securities transactions, and the difference between the amount of dividends, interest and foreign withholding taxes recorded on the Fund’s accounting records and the U.S. dollar amounts actually received or paid. Net unrealized foreign currency gain (loss) is calculated by deriving the changes in exchange rates of the value of assets and liabilities, other than securities.

3.	Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date, net of foreign withholding taxes, or as soon as the Fund is informed of the dividends. Interest income and expenses are accrued daily. The Fund amortizes premiums and accretes discounts on fixed-income securities as adjustments to interest income. Investment transactions are recorded on the trade date such securities are purchased or sold. Realized gains and losses on sales of securities are calculated using the identified cost basis. Additionally, it is the Fund’s policy to accrue for estimated capital gains taxes on foreign securities held by the Fund, which are subject to such taxes.

4.	Federal Income Taxes

It is the Fund’s policy to meet all the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute each year substantially all of its investment company taxable income and net realized gains to its shareholders. Therefore, no provisions for federal income or excise taxes are required.

5.	Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared and paid annually; however, to avoid taxation, a second distribution may be required. Income dividends and capital gains distributions are determined according to federal income tax regulations, which may differ from U.S. generally accepted accounting principals. These differences are primarily due to differing treatments for foreign currency transactions. To the extent these differences are permanent, such amounts are reclassified within the net asset accounts based upon their federal tax basis treatment. These reclassifications have no effect on net income, net assets or net asset value per share. Temporary differences do not require such reclassification. The Fund may also utilize earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction for income tax purposes.

At September 30, 2007 the permanent reclassifications were ($3,700) from undistributed net investment income, $3,716 to accumulated gain and ($16) from paid-in capital.

As of September 30, 2007, the components of distributable earnings on a federal income tax basis were as follows:

Undistributed ordinary income	$107,749
Undistributed net long term capital gains	—
Net unrealized appreciation	1,511,496

The differences between the financial reporting basis and tax basis of undistributed ordinary income, undistributed net long term capital gains and net unrealized appreciation are due to the tax deferral of losses on wash sales.

The cost of investments for federal income tax purposes, gross unrealized appreciation and unrealized depreciation as of September 30, 2007, are as follows:

Cost	$10,053,588
Gross unrealized appreciation	1,561,805
Gross unrealized depreciation	(56,769)

Net unrealized appreciation	$1,505,036

6.	Capital Stock

The Fund imposes a redemption fee of 2.00% of the total redemption amount (calculated at net asset value) if a shareholder sells or exchanges their shares after holding them for less than 90 calendar days. The redemption fee is paid directly to the Fund, and is designed to offset brokerage commissions, market impact, and other costs associated with short-term trading. For purposes of determining whether the redemption fee applies, the shares that were held the longest will be redeemed first.

The redemption fee does not apply to shares that were acquired through reinvestment of dividends or capital gains distributions, or to redemptions or exchanges by certain retirement account activity, non-shareholder directed activity and certain other activities detailed in the Fund’s Prospectus.

Scottish Widows Investment Partnership Trust
Global Emerging Markets Fund

Notes to Financial Statements (continued)
September 30, 2007

7.	Recent Accounting Pronouncements

On July 13, 2006, the Financial Accounting Standards Board (“FASB”) released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes – an interpretation of FASB Statement No. 109” (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more likely than not” of being sustained by the applicable tax authority. Adoption of FIN 48 is required beginning with the last net asset value per share calculation in the first required financial statement reporting period for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date.

On September 20, 2006, the FASB released Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.

The Advisor is currently reviewing the application of FIN 48 and FAS 157 to the Fund and their impact to the financial statements has not yet been determined.

NOTE C: Management, Administrative and Other Fee Arrangements

Under the terms of an Investment Advisory Agreement, the Fund pays the Advisor an advisory fee at an annualized rate of 1.00% of the Fund’s average daily net assets. Such fee is accrued daily and paid monthly. The Advisor has entered into a Fee Waiver and Expense Reimbursement Agreement (the “Agreement”) with the Trust on behalf of the Fund whereby the Advisor will waive a portion of its advisory fee to the extent necessary to limit the operating expenses (not including brokerage, interest, taxes and dividend, or extraordinary expenses) to 1.50% of the Fund’s average daily net assets on an annualized basis. The Agreement allows the Advisor to recoup all or a portion of the waived advisory fees, if any, for a period of three years following the date on which the fee was reduced or other amount paid subject to certain limitations.

For the period ended September 30, 2007, the Fund paid $12,940 in fees to the Advisor. For the period ended September 30, 2007, the Advisor reimbursed $532,638 to the Fund in order to limit total operating expenses to agreed upon levels.

Under the terms of an Administrative Agreement, the Fund pays State Street Bank and Trust Company (the “Administrator”) a fee at an annual rate of .035% for the first $250 million of the Fund’s average daily net assets; .030% for the next $250 million of average daily net assets; and .025% of average daily net assets in excess of $500 million, but in no event less than $165,000 per year. The fee is accrued daily and paid monthly. The Administrator prepares certain financial and regulatory reports for the Fund and provides clerical and other services.

For the period ended September 30, 2007, the Fund paid the Administrator $158,732 for services rendered.

The Fund is not subject to any on-going distribution costs.

The Advisor has agreed to assume all expenses related to the organization and offering of the Fund.

The Trust pays each Independent Trustee an annual retainer of $12,000 plus $2,000 for each Board meeting attended by the Trustee. Trustees are reimbursed for all out-of-pocket expenses relating to attendance at Board and committee meetings. An Interested Trustee does not receive compensation from the Trust for his/her services on the Board.

NOTE D: Investment Transactions

1.	Purchases and Sales

Purchases and sales of securities (excluding short-term securities) for the period ended September 30, 2007 were $11,202,773 and $1,249,189, respectively. During the period ended September 30, 2007, there were no purchases or sales of U.S. government securities.

NOTE E: Risks Involved in Investing in the Fund

1.	Emerging and Foreign Market Risks

Emerging markets and emerging market companies present special risks in addition to the general risks of investing abroad. These risks include greater political, social, economic and regulatory instability, greater volatility in currency exchange rates, less developed securities markets and possible trade barriers. Emerging markets tend to be more volatile than the markets of the U.S. or more developed foreign countries and have less mature and diverse economies and less stable political systems than those of the U.S. or more developed foreign countries. Furthermore, emerging markets have different accounting and other financial standards, which could result in a less thorough understanding of the financial condition, results of operations and cash flow of companies in which the Fund invests. Accordingly, certain emerging markets may not afford the

Scottish Widows Investment Partnership Trust
Global Emerging Markets Fund

Notes to Financial Statements (continued)
September 30, 2007

same level of investor protection as would apply in more developed jurisdictions. Foreign securities are sometimes less liquid and harder to value than securities of U.S. issuers.

2.	Concentration of Investment Risks

The Fund is non-diversified, which means that the Fund’s assets may be invested in a limited number of issuers. Therefore, the Fund’s performance may be more vulnerable to changes in the market value of a single issuer and more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.

3.	Exchange Rate Risks

Currency fluctuations may adversely affect the value of an investment. A decline in the value of foreign currencies relative to the U.S. dollar will reduce the value of securities denominated or traded in those currencies and securities of issuers where revenues are received in those currencies.

4.	Smaller Company and Less-Seasoned Company Risks

The Fund may invest in some companies with smaller market capitalization and less-seasoned companies, exposing the Fund to the risks of investing in such companies, such as limited financial resources, managerial resources, product lines and markets. Such companies may trade less frequently with greater price swings, and the nature and size of these companies means that their shares may be less liquid than those of larger companies and that their share prices may, from time to time, be more volatile.

Scottish Widows Investment Partnership Trust
Global Emerging Markets Fund

Report of Independent Registered Public Accounting Firm

To the Trustees of Scottish Widows Investment Partnership Trust
and Shareholders of Global Emerging Markets Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Global Emerging Markets Fund (a fund of Scottish Widows Investment Partnership Trust, hereafter referred to as the “Fund”) at September 30, 2007, and the results of its operations, the changes in its net assets and the financial highlights for the period October 16, 2006 (commencement of operations) through September 30, 2007, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at September 30, 2007 by correspondence with the custodian and brokers, provides a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

New York, New York
November 26, 2007

Scottish Widows Investment Partnership Trust
Global Emerging Markets Fund

Other Information
September 30, 2007 (unaudited)

Tax Information

The following information for the fiscal year ended September 30, 2007, for Scottish Widows Investment Partnership Trust – Global Emerging Markets Fund, is provided pursuant to provisions of the Internal Revenue Code. The Fund designates approximately $24,414 or up to the maximum amount of such dividends allowable as qualified dividend income eligible for reduced tax rates. Complete information will be reported on Forms 1099-DIV sent to shareholders in January 2008.

Proxy Voting

A description of the policies and procedures used to determine how proxies relating to Fund portfolio securities are voted is available (1) without charge, upon request, by calling 1-800-823-6300 or (2) on the Securities and Exchange Commission (“SEC”) website at http://www.sec.gov.

The Fund’s proxy voting record for the most recent 12-month period ended June 30, or since inception of the Fund will be available (1) without charge, upon request, by calling 1-800-823-6300 or (2) on the SEC’s website at http://www.sec.gov. Information as of June 30 each year will generally be available by the following August 31.

Form N-Q

The Fund files a complete schedule of holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

Global Emerging Markets Fund
     • Is not FDIC insured
     • May lose value
     • Is not bank guaranteed

Scottish Widows Investment Partnership Trust
Global Emerging Markets Fund

Trustees’ and Officers’ Information
September 30, 2007 (unaudited)

Name (Age)	Position(s) and Term	Principal Occupation(s) During Past 5 Years
Address(a)	with the Fund(b)	and Other Directorships Held

Independent Trustees

Roland C. Baker (67)	Trustee since September 2006	Consultant to financial services industry (since 2001); Trustee of Henderson Global Funds; Director of Ceres Group, Inc. (life and health insurance holding company); Director of North American Company for Life and Health Insurance (a provider of life insurance, health insurance and annuities); and Director of Golden State Mutual Life Insurance Co. (provider of life insurance and annuities).

William C. Dietrich (56)	Trustee since September 2006	Executive Director, Shalem Institute for Spiritual Formation, Inc. (nonprofit ecumenical training institute, since 2001); Trustee of Ariel Investment Trust.

Michael F. Holland (62)	Trustee since September 2006	Chairman, Holland & Company LLC (investment adviser, 1995 – present); Trustee, State Street Institutional Investment Trust; Director, the Holland Series Fund, Inc.; Director, The China Fund, Inc.; Director, The Taiwan Fund, Inc.; Chairman and Trustee, Scottish Widows Investment Partnership Trust; and Director, Reaves Utility Income Fund.

Interested Trustee(c)

John Michael Brett (41)	Trustee since May 2007	Director – Legal Risk and Compliance, SWIP (since 2003) and Legal Counsel and Secretary, Aberdeen Asset Management Plc. (2001-2003).

Officers(d)

John Michael Brett (41)	President since May 2007 Secretary since September 2006	Director – Legal Risk and Compliance, SWIP (since 2003) and Legal Counsel and Secretary, Aberdeen Asset Management Plc. (2001-2003).

Arun Kumar Sarwal (49)	Treasurer since September 2006	Chief Operating Officer, SWIP (since 2004); Founding Director, Kurtosys Systems Limited (software company) (2002-2004); and Global Head – Strategic Business Development, ABN AMRO (bank) (2001-2002)

David Sanderson (45)	Chief Compliance Officer since September 2006	Head of Compliance, SWIP (since 2000).

Ryan Louvar (35)	Assistant Secretary since August 2006	Vice President and Counsel, State Street Bank and Trust Company (since 2005); Counsel, BISYS Fund Services (2000-2005).

Brian D. O’Sullivan (32)	Assistant Treasurer since May 2007	Vice President, State Street Bank and Trust Company, with which he has been associated since prior to 2002.

(a)	The address of each Trustee is Two Avenue de Lafayette, 6th Floor, Boston, MA 02111.

(b)	Each Trustee serves until his death, resignation, removal, retirement or declaration of incompetence or until the Trust is terminated.

(c)	Mr. Brett is an “interested person”, as defined by the 1940 Act, because of his relationship with the Advisor.

(d)	Each Officer serves at the pleasure of the Board until the next annual election of officers or until his or her successor is chosen and qualified, or until his death, resignation, removal from office, in accordance with the By-Laws of the Trust.

The Fund’s Statement of Additional Information contains further information about the Trustees and is available without charge by calling 1-800-893-2073.

Scottish Widows Investment Partnership Trust
Two Avenue de Lafayette
6th Floor
Boston, MA 02111

Investment Advisor
Scottish Widows Investment Partnership Limited
1251 Avenue of the Americas
39th Floor
New York, NY 10020

Distributor
ALPS Distributors, Inc.
1290 Broadway, Suite 1100
Denver, CO 80203

Administrator
State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111

Custodian
State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111

Transfer Agent
Boston Financial Data Services, Inc.
2 Heritage Drive
North Quincy, MA 02171

Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
300 Madison Avenue
New York, NY 10017

Legal Counsel
Goodwin Proctor LLP
Exchange Place
53 State Street
Boston, MA 02109

This report when not used for the general information of the Fund, is to be distributed only if preceded or accompanied by a current Fund Prospectus.

SWI000135 Exp Date 03/31/08

Item 2. Code of Ethics.
(a)	Scottish Widows Investment Partnership Trust (the “Registrant”) has adopted a Code of Ethics that applies to the Registrant’s principal executive officer and senior financial officer.

(b)	No disclosures are required by this Item 2(b).

(c)	There have been no amendments to the Registrant’s Code of Ethics during the reporting period for Form N-CSR.

(d)	There have been no waivers granted by the Registrant to individuals covered by the Registrant’s Code of Ethics during the reporting period for Form N-CSR.

(e)	Not applicable.

(f)	A copy of the Registrant’s Code of Ethics is attached as an exhibit to this Form N-CSR.
Item 3. Audit Committee Financial Expert.

(a)	(1)	The Board of Trustees of the Registrant has determined that the Registrant has three members serving on the Registrant’s Audit Committee that possess the attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as an “audit committee financial expert.”

	(2)	For the reporting period, the names of the audit committee financial experts were Michael Holland, Roland Baker and William Dietrich. Each individual was deemed to be “independent” as that term is defined in Item 3(a)(2) of Form N-CSR.
Item 4. Principal Accountant Fees and Services.
(a) Audit Fees — The aggregate fees billed for professional services rendered by the independent registered public accounting firm for the audit of the Registrant’s annual financial statements or services normally provided in connection with statutory and regulatory filings or engagements for the fiscal period from the commencement of operations, October 16, 2006, to September 30, 2007 were $45,000.
(b) Audit-Related Fees — The Registrant was not billed any fees by the independent registered public accounting firm for the fiscal period from the commencement of operations, October 16, 2006, to September 30, 2007 for assurance and related services rendered by the independent registered public accounting firm to the registrant that are reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported under paragraph (a) of this Item 4.
During the fiscal period from the commencement of operations, October 16, 2006, to September 30, 2007, no fees for assurance and related services that relate directly to the operations and financial reporting of the Registrant were billed by the independent registered public accounting firm to the Registrant’s investment adviser or any other entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant.
(c) Tax Fees — The aggregate fees billed for professional services rendered by the independent registered public accounting firm to the Registrant for tax compliance, tax advice, tax planning and tax return preparation for the fiscal period from the commencement of operations, October 16, 2006, to September 30, 2007 were $20,000. These services consisted of the independent registered public accounting firm reviewing the Registrant’s excise tax returns, distribution requirements and RIC tax returns, as well as consultations regarding the tax consequences of specific investments.

During the fiscal period from the commencement of operations, October 16, 2006, to September 30, 2007, no fees for tax compliance, tax advice or tax planning services that relate directly to the operations and financial reporting of the Registrant were billed by the independent registered public accounting firm to the Registrant’s investment adviser or any other entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant.
(d) All Other Fees — There were no fees billed for the fiscal period from the commencement of operations, October 16, 2006, to September 30, 2007 for products and services provided by the independent registered public accounting firm to the Registrant, other than the services reported in paragraph (a) – (c) of this Item 4.
During the fiscal period from the commencement of operations, October 16, 2006, to September 30, 2007, no fees for other services that relate directly to the operations and financial reporting of the Registrant were billed by the independent registered public accounting firm to the Registrant’s investment adviser or any other entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant.
(e) Pre-Approval Policies and Procedures
(1) Pursuant to the Registrant’s Audit Committee Charter (“Charter”), the Audit Committee is responsible for approving in advance the firm to be employed as the Registrant’s independent auditor. In addition, the Charter provides that the Audit Committee is responsible for approving in advance the engagement of the independent auditor to provide other audit services to the Registrant or to provide non-audit services to the Registrant, its investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides on going services to the Registrant, if the engagement relates directly to the operations and financial reporting of the Registrant. The Charter further permits the Audit Committee to delegate any portion of its authority, including the authority to grant pre-approvals of audit and permitted non-audit services, to a subcommittee of one or more members provided that any decision of the subcommittee to grant pre-approvals is presented to the full Committee at its next regularly scheduled meeting.
(2) There were no pre-approval requirements waived for the services provided to the Registrant described in paragraphs (b)-(d) of Item 4 by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X (the “De Minimis Rule”). There were no fees billed for services provided to the investment adviser described in paragraphs (b)-(d) of Item 4 that were required to be pre-approved by the Audit Committee as described in paragraph (e)(1) of Item 4.
(f) No disclosures are required by this Item 4(f).
(g) The independent registered public accounting firm did not bill the Registrant for any other non-audit services for the fiscal period from the commencement of operations, October 16, 2006, to September 30, 2007 for the Registrant other than as disclosed above.
(h) No disclosures are required by this Item 4(h).
Item 5. Audit Committee of Listed Registrants.
Not applicable to the Registrant.

Item 6. Schedule of Investments.
Schedules of Investments are included as part of the report to shareholders filed under Item 1 of this Form N-CSR.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable to the Registrant.
Item 8. Portfolio Managers of Closed-End Investment Companies.
Not applicable to the Registrant.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable to the Registrant.
Item 10. Submission of Matters to a Vote of Security Holders.
The Board of Trustees has adopted procedures by which shareholders may recommend nominees to the Board. There have been no amendments to such procedures since their adoption during the reporting period for Form N-CSR.
Item 11. Controls and Procedures.
(a)	The registrant’s principal executive and principal financial officers have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c)) are effective, as of a date within 90 days of the filing date of this Form N-CSR based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits.

(a)(1)	Code of Ethics is attached hereto.

(a)(2)	The certifications required by Rule 30a-2(a) of the 1940 Act are attached hereto. (Ex-99.CERT)

(a)(3)	Not applicable.

(b)	The certifications required by Rule 30a-2(b) of the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto. (Ex-99.906CERT)

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SCOTTISH WIDOWS INVESTMENT PARTNERSHIP TRUST

By:	/s/ John Brett John Brett President (principal executive officer)

Date:	December 6, 2007
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John Brett John Brett President (principal executive officer)

Date:	December 6, 2007

By:	/s/ Arun Sarwal Arun Sarwal Treasurer (principal financial and accounting officer)

Date:	December 6, 2007